SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Total assets	$ 64,219	$ 54,746
Business services
Disclosure of operating segments [line items]
Total assets	20,376	19,884
Infrastructure services
Disclosure of operating segments [line items]
Total assets	16,380	10,839
Industrials
Disclosure of operating segments [line items]
Total assets	27,315	23,929
Corporate and other
Disclosure of operating segments [line items]
Total assets	$ 148	$ 94